Acquisitions and Disposals - Allied Acquisition (Details) - Allied International Holdings, Inc. $ in Millions	Feb. 01, 2016 USD ($)
Business Acquisition [Line Items]
Cash consideration	$ 75.6
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	7.5
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	30.0
Business Combination, Contingent Consideration, Liability	15.0
Acquisition consideration	$ 90.6